Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
15.	Segment Information

The Chief Operating Decision Maker is identified as the Chief Executive Officer and Chief Financial Officer. They review these segment results when making decisions about allocating resources and assessing the performance of the Company.

Prior to fiscal year 2010, the Company operated in three reportable segments—telecommunication components assembly (“TCA”), consumer electronics and communication products (“CECP”), and LCD products (“LCDP”). In 2010 the Company’s business was consolidated into two segments, TCA and CECP, following the merger of the Company’s LCDP and TCA segments. The management reviews the segment results of TCA and CECP when allocating resources and assessing performance. The change in segment reporting was due to the following:

•	Most of the LCDP business has been LCD module assembly for telecommunication products since 2010, which is similar to the business operated by TCA; and

•	Since the merger, the combined segments can now be run by a single management team.

In view of the similarity of the products, the Company has merged the LCDP segment into the TCA segment. The results of the former LCDP segment were included in the TCA segment since 2010. In addition, the Company’s FPCB business was too small to be designated as a separate business segment in 2011.

Management continue to evaluate their segmentation on an ongoing basis. In reviewing their segmentation, they note that the Company discontinued CECP production for Bluetooth headsets and calculators with two major box-built customers in the fourth quarter of 2010. If the CECP segment falls below the threshold prescribed under FASB ASC 280-10-50-12, they will combine this segment with the TCA segment and will not disclose separate CECP segment information starting in the first quarter of 2012.

Year ended December 31, 2009

	TCA	CECP	Corporate	Total
Net sales	$292,074	$116,063	$—	$408,137
Cost of sales	(273,011)	(94,806)	—	(367,817)

Gross profit	19,063	21,257	—	40,320
General and administrative expenses	(17,085)	(7,155)	(4,153)	(28,393)
Selling expenses	(3,248)	(2,018)	—	(5,266)
Research and development expenses	(2,987)	(3,286)	—	(6,273)
Other income (expenses), net	262	78	(596)	(256)
Interest income	78	476	264	818
Interest expense	(202)	—	—	(202)

(Loss) income before income taxes	(4,119)	9,352	(4,485)	748
Income taxes	1,400	(2,683)	—	(1,283)

Consolidated net (loss) income	(2,719)	6,669	(4,485)	(535)
Net loss attributable to noncontrolling interests	2,146	41	—	2,187

Net (loss) income attributable to Nam Tai shareholders	$(573)	$6,710	$(4,485)	$1,652

Year ended December 31, 2010

	TCA	CECP	Corporate	Total
Net sales	$401,259	$133,161	$—	$534,420
Cost of sales	(375,250)	(107,876)	—	(483,126)

Gross profit	26,009	25,285	—	51,294
General and administrative expenses	(12,143)	(6,074)	(7,015)	(25,232)
Selling expenses	(4,346)	(1,158)	—	(5,504)
Research and development expenses	(3,558)	(2,199)	—	(5,757)
Other income, net	2,080	1,064	828	3,972
Interest income	303	574	607	1,484

Income (loss) before income taxes	8,345	17,492	(5,580)	20,257
Income taxes	(1,728)	(3,523)	—	(5,251)

Net income (loss) attributable to Nam Tai shareholders	$6,617	$13,969	$(5,580)	$15,006

Year ended December 31, 2011

	TCA	CECP	Corporate	Total
Net sales	$527,894	$74,423	$—	$602,317
Cost of sales	(507,025)	(67,203)	—	(574,228)

Gross profit	20,869	7,220	—	28,089
General and administrative expenses	(16,783)	(3,425)	(7,117)	(27,325)
Selling expenses	(4,965)	(937)	—	(5,902)
Research and development expenses	(2,461)	(901)	—	(3,362)
Impairment loss on goodwill	—	—	(2,951)	(2,951)
Other income, net	4,843	1,210	3,707	9,760
Interest income	224	—	2,504	2,728

Income (loss) before income taxes	1,727	3,167	(3,857)	1,037
Income taxes	(1,350)	818	—	(532)

Net income (loss) attributable to Nam Tai shareholders	$377	$3,985	$(3,857)	$505

There were no material inter-segment sales for the years ended December 31, 2009, 2010 and 2011. Intercompany sales arise from the transfer of finished goods between subsidiaries operating in different areas. These sales are generally at prices consistent with what the Company would charge third parties for similar goods.

Year ended December 31, 2009

	TCA	CECP	Corporate	Total
Depreciation and amortization	$16,597	$6,516	$3	$23,116
Capital expenditures	$24,806	$176	$—	$24,982
Total assets	$183,887	$112,058	$107,979	$403,924
Year ended December 31, 2010
	TCA	CECP	Corporate	Total
Depreciation and amortization	$18,134	$5,839	$495	$24,468
Capital expenditures	$4,409	$123	$80	$4,612
Total assets	$197,083	$55,569	$198,128	$450,780
Year ended December 31, 2011
	TCA	CECP	Corporate	Total
Depreciation and amortization	$13,869	$1,939	$260	$16,068
Capital expenditures	$71,541	$223	$4,723	$76,487
Total assets	$278,970	$45,858	$132,915	$457,743

A summary of the percentage of net sales of each of the Company’s product lines of each segment for the years ended December 31, 2009, 2010 and 2011, is as follows:

Year ended December 31,	2009	2010	2011
Product line
TCA	72%	75%	88%
CECP	28%	25%	12%

	100%	100%	100%

A summary of net sales, net income (loss) attributable to Nam Tai shareholders and long-lived assets by geographical areas is as follows:

By geographical area:

Year ended December 31,	2009	2010	2011
Net sales from operations within:
- PRC, excluding Hong Kong and Macao:
Unaffiliated customers	$408,137	$534,420	$602,317
Intercompany sales	19	1,222	945

	$408,156	$535,642	$603,262

- Intercompany eliminations	(19)	(1,222)	(945)

Total net sales	$408,137	$534,420	$602,317

Net income (loss) attributable to Nam Tai shareholders within:
- PRC, excluding Hong Kong and Macao	$5,533	$20,154	$6,870
- Hong Kong and Macao	(3,881)	(5,148)	(6,365)

Total net income attributable to Nam Tai shareholders	$1,652	$15,006	$505

Year ended December 31,	2009	2010	2011
Net sales to customers by geographical area:
- Hong Kong	$116,254	$103,337	$101,682
- Europe	47,577	64,587	41,519
- United States	41,147	51,963	32,332
- PRC (excluding Hong Kong)	43,300	16,578	8,198
- Japan	140,923	291,883	413,725
- North America (excluding United States)	762	914	1,138
- Korea	1,503	277	135
- Others	16,671	4,881	3,588

Total net sales	$408,137	$534,420	$602,317

As of December 31,	2009	2010	2011
Long-lived assets by geographical area:
- PRC, excluding Hong Kong and Macao	$121,286	$101,014	$156,709
- Hong Kong and Macao	120	145	4,586

Total long-lived assets	$121,406	$101,159	$161,295

The Company’s sales to customers which accounted for 10% or more of its sales are as follows:

Year ended December 31,	2009	2010		2011
A	$94,015	$	N/A	$	N/A
B	41,559		94,644		62,894
C	72,922		63,803		62,978
D	49,770		131,873		194,771
E	N/A		88,952		185,115

	$258,266		$379,272		$505,758

The Company’s purchase from suppliers which accounted for 10% or more of its purchases are as follows:

Year ended December 31,	2009	2010		2011
A	$62,359	$	N/A	$	N/A
B	39,778		124,126		160,274
C	35,699		N/A		N/A
D	N/A		50,477		114,322

	$137,836		$174,603		$274,596